FINANCING AND LOANS	12 Months Ended
Dec. 31, 2017
FINANCING AND LOANS
FINANCING AND LOANS

NOTE 22 - FINANCING AND LOANS

22.1 - Global Reversal Reserve (RGR)

The Company was responsible for the management of sector resources from the Global Reversal Reserve — RGR and others. In compliance with the Law no. 13,360/2016, governed by the Decree no. 9,022/2017, and with the Order from Agência Nacional de Energia Elétrica — ANEEL no. 1,079, from April 18, 2017, the responsibility for the estimate, management and movement of these Sector Funds was transferred to the Câmara de Comercialização de Energia Elétrica — CCEE, since May 1, 2017 (See Note 1).

The Company was authorized to withdraw resources from the RGR, applying them in the granting of funding earmarked for expansion of the Brazilian electric sector, improvement of the service and in the accomplishment of Federal Government programs.

Eletrobras will pay back the resources withdrawn from the RGR and used in granting loans to companies of the Brazilian electric sector, with interest of 5% per annum. In December 31, 2017, the balance of resources taken from the Fund totalizes R$ 7,420,021 (R$ 6,647,839 as of December 31, 2016), included under the item Financing and Loans.

The resources that make up the RGR Fund are not part of these statements, as it is a separate entity from the Company.

22.2 — Composition of loans and financing:

Debts are guaranteed by the Federal Government and/or Eletrobras and are subject to charges, with average rate in 2017 of 7.94% per year (9.65% per year in 2016).

	12/31/2017
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign Currency

Inter-American Development Bank - IADB	4.98%	686	55,746	324,638
Corporación Andino de Fomento - CAF	3.61%	3,216	121,992	243,984
Kreditanstalt fur Wiederaufbau - KFW	2.47%	17	11,329	218,798
Eximbank	2.00%	152	32,256	—
BNP Paribas	2.18%	310	116,194	348,580
BIRD 7884	2.35%	4,543	130,219	521,219

		8,925	467,736	1,657,219
Bonus
Due 07/30/2019	6.88%	111,190	—	3,308,000
Due 10/27/2021	5.75%	68,687	—	5,789,000

		179,877	—	9,097,000
Other
MORGAN		—	—	—
LLOYDS		—	—	1,573

		—	—	1,573

		188,801	467,736	10,755,792

National Currency
Global Reversal Reserve	9.40%	—	—	7,420,021
FIDC	CDI + 2%	1,421	—	664,980
Banco do Brasil	8.82%	25,560	1,644,455	3,514,081
Caixa Econômica Federal	8.82%	116,653	1,693,531	7,510,100
BNDES	9.5%	301,461	932,038	7,504,657
Banco da Amazônia	125% of CDI	11,124	127,271	427,643
Santander	CDI + 2.5%	109	25,590	124,410
State Grid	IPCA	14,203	—	687,857
Other Financial Institutions		12,084	324,104	626,109

		482,615	4,746,989	28,479,858

		671,416	5,214,725	39,235,650

	12/31/2016
	DEBT CHARGES		PRINCIPAL
	CURRENT			NON
	Average Rate	Value	CURRENT	CURRENT
Financial institutions
Foreign Currency

Inter-American Development Bank - IADB	4.40%	1,382	85,242	374,763
Corporación Andino de Fomento - CAF	2.31%	4,607	469,378	360,566
Kreditanstalt fur Wiederaufbau - KFW	2.73%	15	4,349	199,347
Eximbank	2.00%	433	61,287	30,633
BNP Paribas	1.17%	362	114,476	457,904
Other		5,119	128,296	641,808

		11,918	863,028	2,065,021
Bonus
Due 07/30/2019	6.87%	109,546	—	3,259,100
Due 10/27/2021	5.75%	67,672	—	5,703,425

		177,218	—	8,962,525

Other
		—	—	12,145

		189,136	863,028	11,039,691

National Currency
Global Reversal Reserve		—	—	6,647,839
Banco do Brasil		69,704	900,478	2,138,476
Caixa Econômica Federal		112,956	1,088,475	9,230,810
BNDES		595,993	1,160,612	8,890,627
Banco da Amazônia		16,289	226,500	404,998
Promissory Notes		35,310	250,000	—
Santander		—	177,311	354,622
State Grid		—	—	318,471
Other Financial Institutions		22,119	125,636	761,347

		852,371	3,929,012	28,747,190

		1,041,507	4,792,040	39,786,881

22.3 - Movements of loans and financing:

Loans and Financing	12/31/2016	Raising / Cost	Interest, Monetary and exchange variations incurred	Costs incurred and paid	Interest Paid	Amortization of the Principal	Transfers	Classification - Held for Sale	12/31/2017
Foreign Currency Financial Institutions
Financial institutions
IADB	461,387	—	14,168	—	(11,195)	(83,289)	—	—	381,070
Corporación Andino de Fomento - CAF	834,550	—	34,871	—	(25,263)	(474,965)	—	—	369,193
Kreditanstalt fur Wiederaufbau - KFW	203,712	—	37,537	—	(6,167)	(4,938)	—	—	230,144
Eximbank	92,353	—	3,540	—	(1,561)	(61,924)	—	—	32,408
BNP Paribas	572,741	—	19,493	—	(11,795)	(115,356)	—	—	465,084
Other	775,220	—	19,831	—	(16,420)	(122,649)	—	—	655,981
Bonus
Due 07/30/2019	3,368,646	—	301,087	—	(250,544)	—	—	—	3,419,190
Due 10/27/2021	5,771,097	—	449,300	—	(362,709)	—	—	—	5,857,687
Other
MORGAN	10,846	—	163	—	—	—	—	(11,009)	—
LLOYDS	1,299	—	274	—	—	—	—	—	1,573

	12,091,850	—	880,264	—	(685,654)	(863,121)	—	(11,009)	11,412,330
National Currency
Financial institutions
Global Reversal Reserve	6,647,839	2,080,931	625,933	—	(185,152)	(1,098,083)	—	(651,446)	7,420,021
BNDES	9,016,040	1,229,527	774,014	(41,346)	(1,131,942)	(1,189,144)	78,331	—	8,735,480
Banco do Brasil	5,943,566	85,000	628,275	—	(670,817)	(801,929)	—	—	5,184,096
Banco do Nordeste do Brasil	215,837	—	14,672	—	(13,677)	(45,759)	—	—	171,073
BRDE	180,826	124,902	17,590	(18,935)	(138,935)	(21,021)	9,115	—	153,542
Caixa Econômica Federal	9,228,525	857,999	954,561	—	(763,449)	(911,853)	—	(45,499)	9,320,284
Santander	—	150,000	9,324	—	(9,215)	—	—	—	150,109
BASA	647,787	—	43,346	—	(48,626)	(76,469)	—	—	566,038
FINEP	161,362	—	7,049	—	(6,138)	(23,367)	—	—	138,906
Banco ABC - 30MM	30,040	—	3,896	—	(3,904)	—	—	—	30,032
BBM	—	100,000	5,736	—	(5,663)	—	—	—	100,073
IBM	2,246	—	—	—	—	—	—	—	2,246
Other
Promissory notes	285,310	690,000	4,441	(25,020)	(39,751)	(250,000)	—	—	664,980
FIDC	—	—	72,580	—	(71,159)	—	—	—	1,421
Credit Assignment - Santander	531,933	19,304	—	—	—	(182,137)	—	—	369,100
State Grid	637,266	30,314	34,480	—	—	—	—	—	702,060

	33,528,578	5,367,977	3,195,897	(85,301)	(3,088,429)	(4,599,762)	87,446	(696,945)	33,709,461

TOTAL	45,620,428	5,367,977	4,076,161	(85,301)	(3,774,082)	(5,462,883)	87,446	(707,954)	45,121,791

Loans and Financing	12/31/2015	Raising / Cost	Interest, Monetary and exchange variations incurred	Costs incurred and paid	Interest Paid	Amortization of the Principal	Transfers	12/31/2016
Foreign Currency Financial Institutions
Financial institutions
BID	655,467	—	(89,169)	—	(15,423)	(89,489)	—	461,386
Corporación Andino de Fomento - CAF	1,563,208	—	(185,683)	—	(36,922)	(506,053)	—	834,550
Kreditanstalt fur Wiederaufbau - KFW	251,819	—	(42,195)	—	(5,913)	—	—	203,711
Eximbank	178,794	—	(12,565)	—	(3,204)	(70,671)	—	92,353
BNP Paribas	822,368	—	(120,778)	—	(11,042)	(117,807)	—	572,741
Other	888,020	169,670	(125,836)	—	(16,713)	(124,132)	—	791,009
Bonus
Due 07/30/2019	4,019,639	—	(362,233)	—	(288,759)	—	—	3,368,646
Due 10/27/2021	6,904,345	—	(747,288)	—	(385,960)	—	—	5,771,097
Other
CAJUBI - Foundation Prev. ITAIPU PY	1,856	—	(557)	—	—	—	—	1,299

	15,285,515	169,670	(1,686,305)	—	(763,935)	(908,153)	—	12,096,793
National Currency
Financial institutions
Global Reversal Reserve	6,439,374	1,007,112	220,421	—	(138,869)	(880,198)	—	6,647,840
BNDES	10,414,453	763,893	909,748	—	(521,381)	(1,263,755)	344,276	10,647,233
Banco do Brasil	3,606,127	—	928,556	—	(882,116)	(443,066)	(100,843)	3,108,658
Banco do Nordeste do Brasil	264,992	—	18,168	—	(4,837)	(62,486)	—	215,837
BRDE	39,098	146,961	17,616	—	(10,468)	(16,877)	1	176,331
Caixa Econômica Federal	8,500,730	2,208,000	1,033,036	—	(801,655)	(264,434)	(243,435)	10,432,242
BASA	658,033	10,020	49,703	—	(47,873)	(17,030)	(5,069)	647,784
FINEP	163,880	—	8,050	—	(6,689)	(3,879)	—	161,362
Banco ABC - 30MM	—	30,000	290	—	(250)	—	—	30,040
Other	1,026,058	572,887	132,071	—	(14,920)	(259,789)		1,456,307

	31,112,745	4,738,873	3,317,659	—	(2,429,058)	(3,211,514)	(5,070)	33,523,635

TOTAL	46,398,260	4,908,543	1,631,354	—	(3,192,992)	(4,119,667)	(5,070)	45,620,428

Loans and Financing	12/31/2014	Raising / Cost	Interest, Monetary and exchange variations incurred	Classification - Held for sale	Interest Paid	Amortization of the Principal	Transfers	12/31/2015
Foreign Currency Financial Institutions
Financial institutions

BID	505,840	—	244,731	—	(14,781)	(80,323)	—	655,467
Corporación Andino de Fomento - CAF	1,831,686	—	706,607	—	(47,226)	(927,860)	—	1,563,208
Kreditanstalt fur Wiederaufbau - KFW	191,187	—	66,922	—	(6,290)	—	—	251,820
Eximbank	171,586	—	76,236	—	(4,196)	(64,832)	—	178,794
BNP Paribas	682,422	—	311,730	—	(10,394)	(161,390)	—	822,368
Other	1,046,251	179,372	954,369	(30,326)	(101,917)	(1,157,670)	(2,057)	888,022
Bonus								—
Due 07/30/2019	2,745,481	—	1,520,654	—	(246,496)	—	—	4,019,639
Due 10/27/2021	4,703,503	—	2,610,305	—	(409,465)	—	—	6,904,344
Other								—
CAJUBI - Foundation Prev. ITAIPU PY	1,263	—	593					1,856

	11,879,220	179,372	6,492,147	(30,326)	(840,764)	(2,392,075)	(2,057)	15,285,517
National Currency
Financial institutions
Global Reversal Reserve	7,421,796	800,654	360,808	—	185,152	(2,329,038)	—	6,439,373
BNDES	7,617,942	1,184,770	1,315,183	—	(378,723)	(846,861)	1,522,141	10,414,452
Banco do Brasil	5,308,481	763,068	900,238	(3,503)	(884,031)	(207,373)	(2,270,751)	3,606,128
Banco do Nordeste do Brasil	314,190	—	21,641	—	(21,476)	(49,361)	(2)	264,992
BRDE	45,733	—	8,691	—	(4,277)	(11,051)	2	39,098
Caixa Econômica Federal	5,080,211	3,018,404	844,747	—	(670,695)	(1,130,461)	1,358,525	8,500,730
BASA	473,982	—	53,978	—	(44,741)	(16,072)	190,886	658,033
FINEP	851,328	—	7,078	—	(6,705)	(3,621)	(684,200)	163,880
Other	546,243	1,229,397	75,751	(547,506)	(159,078)	(4,209)	(114,542)	1,026,057
Notas promissórias								—
FIDC								—
Credit Assignment - Santander	—	750,000	57,201	—	(158,171)	—	—	649,030
State Grid	—	271,656	6,943	—	—	—	—	278,599
Other	550,806	207,741	11,607	(547,506)	(907)	(4,209)	(116,933)	100,600

	27,659,905	6,996,293	3,588,115	(551,009)	(1,984,574)	(4,598,047)	2,059	31,112,743

TOTAL	39,539,125	7,175,665	10,080,262	(581,335)	(2,825,338)	(6,990,122)	2	46,398,260

Subsidiary Eletronuclear

On June 28, 2013, a contract was signed between the subsidiary Eletronuclear and Caixa Econômica Federal (CEF) in the sum of R$ 3,800,000, for financing of some of the Angra 3 ventures. The term of the agreement is 25 years, starting from the date of its signing, with an interest rate of 6.5% p.a. On March 21 of 2016 a second request for disbursement was made to CEF, for R$ 478,000.

A decision by the board of the Banco Nacional de Desenvolvimento Econômico e Social -  BNDES, on July 12, 2016, authorized renegotiation of the debt of contract no. 10.2.2032.1, signed between the BNDES and this subsidiary on February 23, 2011, suspending the beginning of payment of the principal on the debt and partially suspending the payment of interest determined monthly. In relation to debt charges, the payment of 70% of the interest was suspended for the period of July 15, 2016, to February 15, 2017. During this period, 30% of the interest amount determined would be settled financially, and the remainder would be capitalized into the balance owing. Starting on March 15, 2017, the subsidiary started to pay the full value of charges determined monthly.

On March 8, 2017, BNDES authorized a new renegotiation of the debt related to the Financing Agreement No. 10.2.2032.1, for the construction of the Angra 3 project. Under the terms approved, it was defined: I) the extension, until September 15, of the suspension of the main payment and 70% of the interest calculated monthly, regardless of the conclusion of the contract additive, keeping the unpaid interest capitalization; II) the maintenance of the main payment suspension from October 15, 2017 to January 15, 2018, conditioned by proof to BNDES by September 15, 2017: a) the favorable pronouncement of the Conselho Nacional de Política Energética (CNPE) regarding the feasibility of the project implementation continuity; b) the validity of the contract for the execution of civil works with Andrade Gutierrez or the publication of the bidding notice for civil works services to complete the project; and c) the publication of bidding notices for electromechanical assembly services of the project; and III) the incorporation into the debit balance of the contract Number 10.2.2032.1, referring to the value of the Renegotiation Commission, equivalent to 0.5% (five tenths) on the renegotiated total debt balance, plus IOF, in the form of Subcredit D.

On October 16, 2017, ELETRONUCLEAR began amortizing the principal debt and started to pay 100% of the charges of Subcredits A and B related to contract No. 10.2.2032.1, concluded with Banco Nacional de Desenvolvimento Econômico e Social — BNDES, for investments in the development of Angra 3.

Subsidiary Furnas

During fiscal 2016, the 1st and 4th disbursements for the contract of the subsidiary Furnas were released by BNDES, totaling R$ 232,799; release of the 6th to 14th disbursements in the Loan Agreement with State Grid Brazil Holding totaling R$ 158,872; release of the financing of the subsidiary Furnas with Caixa Econômica Federal (FINISA) in the value of R$ 1,130,000; and the renegotiation of the installments for April, May, June and July of 2016 in principal and charges for loans and financing from Eletrobras (ECF and ECR), in November of 2016, in the value of R$ 194,950.

Loans were granted from Santander Bank in the amount of R$ 150,000 and from BBM Bank in the amount of R$ 100,000. There was an increase to the debt balance of the Credit Assignment from Santander Bank in the amount of R$ 19,303 referring to the readjustment of the Extended National Consumer Price Index (IPCA) applied in May and the release of a loan made by the subsidiary Transenergia Goiás SA from BBM Bank in the amount of R$ 11,000.

Subsidiary Eletronorte

On January 12, 2017, the Management of the subsidiary Eletronorte approved, on January 12, 2017, a loan in the value of R$ 500,000 from Caixa Econômica Federal through Bank Credit Note (CCB), with the approval of Eletrobras, to strengthen the cash flow of the subsidiary. The credit line will be made available as funding is required.

Subsidiary Eletrosul

The subsidiary Eletrosul structured credit operations through the issuance of quotas of the Infinity DI (FIDC Infinity DI) Credit Receivables Fund in the amount of R$ 690,000 backed by receivables from the ANEEL Transmission Concession Agreement Number 057/2001, with the objective of raising funds for the Company’s investment plan, reimbursement of expenses, expenses or debts related to its investment projects, as well as the early redemption of all Promissory Notes of Eletrosul’s 2nd issue, due on March 2, 2017, in the total amount of R$ 289,751. Eletrosul’s Board of Directors approved the terms of the transaction on June 21, 2016 and its liquidation occurred on January 24, 2017.

FIDC Details:

•	Date of release: 01/24/2017;
•	Amortization period: 60 months;
•	Grace period for the principal debt: 24 months;
•	Amortization of the principal debt: customized, as of the 24th month;
•	Amortization of the interest: monthly.

Distributors

The loans obtained by the subsidiaries from the Câmara de Comercialização de Energia Elétrica - CCEE with RGR funds were made in compliance with ANEEL Circular Number 1,079 due to the non-extension of the concession in order to ensure the adequate provision of services until there is a bidding process and assumption by a new concessionaire, with a grace period of 12 (twelve) months and amortization in 36 monthly installments after the end of the grace period, with management fee of 0.5% per year pro rata temporis on the debit balance, payable on the 30th day of each month and with the interest equivalent to 111% (one hundred and eleven percent) of the SELIC rate, published by BACEN, calculated pro rata temporis on the debit balance, incorporated during the grace period.

22.4 — Composition of financing and loans (by currency):

	12/31/2017		12/31/2016
	Balance in		Balance in
INDEX	thousands of reais	%	thousands of reais	%
Foreign currency
USD not indexed	9,307,980	21%	9,242,584	20%
USD with LIBOR	1,840,224	4%	2,551,902	6%
EURO	230,144	1%	203,712	0%
IENE	32,408	—	92,353	—
Other	1,574	—	1,304	—

Subtotal	11,412,331	25%	12,091,855	27%

National currency
CDI (Interbank Deposit Certificate)	12,159,697	27%	12,701,548	28%
IPCA (consumer price index)	369,100	0%	531,933	1%
TJLP (long-term interest rate)	6,809,224	15%	10,063,827	22%
SELIC (Special Settlement and Custody System)	1,782,785	4%	1,675,353	4%
Other	4,154,293	9%	1,359,417	3%

Subtotal	25,275,099	56%	26,332,078	58%

Not Indexed	8,434,363	19%	7,196,495	16%

Total	45,121,793	100%	45,620,428	100%

The long-term portion of financing and loans have their maturity scheduled as follows:

2019	2020	2021	2022	2023	After 2023	Total

4,546,527	8,234,480	4,191,258	9,194,882	3,165,340	9,903,162	39,235,650

22.5 — Commercial financial leasing operation:

The nominal value used in the calculation of the assets and liabilities originated by these contracts was found by reference to the contracted monthly contracted power, multiplied by the installed capacity (60 to 65 MW*) and by the number of months of validity of the contract.

The reconciliation of the total of future minimum payments on financial leases of the Company and its present value is demonstrated in the table below:

	12/31/2017	12/31/2016

Less than one year	209,226	212,698
More than one year and less than five years	836,902	836,902
More than five years	505,629	714,854
Charges for future financing on financial leases	(473,937)	(594,950)

Total minimum financial lease payments	1,077,820	1,169,504

Less than one year	145,324	136,662
More than one year and less than five years	581,295	558,094
More than five years	351,201	474,748

Present payment value	1,077,820	1,169,504

22.6 - Reconciliation of assets and liabilities to cash flows arising from financing activities

	Loans and financing	Dividends / Interest payable on Equity	Debentures	Other Liabilities	Total

Variations in financing cash flows

Loans and financing	3,120,690	—	—	—	3,120,690
Payment of loans and financing - principal	(5,646,953)	—	—	—	(5,646,953)
Payment of compensation to shareholders	—	(381,436)	—		(381,436)
RGR resources for onlending	—	—	—	800,654	800,654
Others	—	—	154,025	11,639	165,664

Total changes in cash flows from financing activities	(2,526,263)	(381,436)	154,025	812,293	(1,941,381)

Variations arising from the acquisition or loss of control of subsidiaries or other businesses	—	—	—	(50,307)	(50,307)

Balance as of December 31, 2017	(2,526,263)	(381,436)	154,025	761,986	(1,991,688)

22.7 — GUARANTEES

The Company participates in the capacity of an intervening guarantor for several companies whose secured amounts, projections and amounts already paid are shown in the following tables:

Company	Project	Financing Bank	Method	Shareholding of the Subsidiary	Value of Financing	Outstanding balance on 12/31/2017	Balance of the Guarantor of Eletrobras	Guarantee End Date
Eletrobras	Norte Energia	BNDES	SPE	15.00%	2,025,000	2,400,896	24,009	01/15/2042
Eletrobras	Norte Energia	CEF	SPE	15.00%	1,050,000	1,312,337	13,123	01/15/2042
Eletrobras	Norte Energia	BTG Pactual	SPE	15.00%	300,000	374,953	3,750	01/15/2042
Eletrobras	Norte Energia	Guarantee of Faithful Fulfillment of the Contract	SPE	15.00%	39,225	23,835	238	04/30/2019
Eletrobras	Rouar	CAF	SPE	50.00%	30,938	32,311	323	09/30/2018
Eletrobras	Mangue Seco 2	BNB	SPE	49.00%	40,951	34,769	348	10/14/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	BNDES	SPE	49.00%	197,950	201,411	2,014	06/16/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	BRDE	SPE	49.00%	98,000	101,351	1,014	06/16/2031
Eletrobras	Santa Vitória do Palmar Holding S.A.	Issue of Debentures	SPE	49.00%	44,100	57,757	578	06/15/2028
Eletrobras	Eólica Hermenegildo I S/A	BNDES	SPE	99.99%	109,566	104,995	1,050	06/15/2032
Eletrobras	Eólica Hermenegildo I S/A	BRDE	SPE	99.99%	47,764	46,013	460	06/15/2032
Eletrobras	Eólica Hermenegildo II S/A	BNDES	SPE	99.99%	109,590	105,018	1,050	06/15/2032
Eletrobras	Eólica Hermenegildo II S/A	BRDE	SPE	99.99%	47,775	46,023	460	06/15/2032
Eletrobras	Eólica Hermenegildo III S/A	BNDES	SPE	99.99%	93,367	89,472	895	06/15/2032
Eletrobras	Eólica Hermenegildo III S/A	BRDE	SPE	99.99%	40,703	39,210	392	06/15/2032
Eletrobras	Eólica Chuí IX S/A	BNDES	SPE	99.99%	31,561	30,244	302	06/15/2032
Eletrobras	Eólica Chuí IX S/A	BRDE	SPE	99.99%	13,758	13,254	133	06/15/2032
Eletrosul	ESBR	BNDES	SPE	20.00%	727,000	881,525	8,815	01/15/2034
Eletrosul	ESBR	BNDES	SPE	20.00%	232,500	238,775	2,388	01/15/2035
Eletrosul	ESBR	BNDES - TRANSFER	SPE	20.00%	717,000	864,743	8,647	01/15/2034
Eletrosul	ESBR	BNDES - TRANSFER	SPE	20.00%	232,500	236,695	2,367	01/15/2035
Eletrosul	Cerro Chato I, II and III	Banco do Brasil	Corporate	100.00%	223,419	72,319	723	07/15/2020
Eletrosul	RS Energia	BNDES	Corporate	100.00%	126,221	42,621	426	06/15/2021
Eletrosul	Artemis Transmissora de Energia	BNDES	Corporate	100.00%	170,029	11,549	115	10/15/2018
Eletrosul	HPP Mauá	BNDES	Corporate	100.00%	182,417	127,376	1,274	01/15/2028
Eletrosul	HPP Mauá	BNDES/Banco do Brasil	Corporate	100.00%	182,417	127,393	1,274	01/15/2028
Eletrosul	HPP Passo de São João	BNDES	Corporate	100.00%	183,330	115,734	1,157	07/15/2026
Eletrosul	SC Energia	BNDES/Banco do Brasil	Corporate	100.00%	50,000	6,966	70	05/15/2019
Eletrosul	SC Energia	BNDES/BDRE	Corporate	100.00%	50,000	6,948	69	05/15/2019
Eletrosul	SC Energia	BNDES	Corporate	100.00%	103,180	13,970	140	05/15/2019
Eletrosul	SC Energia	BNDES	Corporate	100.00%	67,017	19,007	190	03/15/2021
Eletrosul	HPP São Domingos	BNDES	Corporate	100.00%	207,000	159,969	1,600	06/15/2028
Eletrosul	RS Energia	BNDES	Corporate	100.00%	41,898	28,576	286	03/15/2027
Eletrosul	RS Energia	BNDES	Corporate	100.00%	9,413	7,026	70	08/15/2027
Eletrosul	RS Energia	BNDES	Corporate	100.00%	12,000	7,274	73	08/15/2027
Eletrosul	HPP Passo de São João	BNDES	Corporate	100.00%	14,750	9,565	96	07/15/2026
Eletrosul	Corporate Projects of Eletrosul	Banco do Brasil	Corporate	100.00%	250,000	167,123	1,671	11/15/2023
Eletrosul	Teles Pires	BNDES	SPE	24.72%	296,940	327,604	3,276	02/15/2036
Eletrosul	Teles Pires	BNDES/Banco do Brasil	SPE	24.72%	294,000	325,559	3,256	02/15/2036
Eletrosul	Teles Pires	Issue of Debentures	SPE	24.72%	160,680	182,006	1,820	05/30/2032
Eletrosul	Livramento Holding	BNDES	SPE	78.00%	29,255	20,782	208	06/15/2030
Eletrosul	Transmissora Sul Brasileira de Energia S.A.	BNDES	SPE	80.00%	209,974	166,641	1,666	07/15/2028
Eletrosul	Transmissora Sul Brasileira de Energia S.A.	Issue of Debentures	SPE	80.00%	62,040	88,393	884	09/15/2026
Eletrosul	Complexo São Bernardo	KfW	Corporate	100.00%	29,854	52,766	528	12/30/2038
Eletrosul	Complexo São Bernardo	KfW	Corporate	100.00%	136,064	177,361	1,774	12/30/2042
Eletrosul	Complexo Eólico Livramento - Entorno II	CEF	Corporate	100.00%	200,000	207,595	2,076	02/07/2018
Eletrosul	Corporate Projects of Eletrosul 3	FIDC DI	Corporate	100.00%	690,000	691,421	6,914	01/20/2022
Eletronorte	São Luis II and III	BNDES	Corporate	100.00%	13,653	6,968	70	11/15/2024
Eletronorte	Miranda II	BNDES	Corporate	100.00%	47,531	16,383	164	11/15/2024
Eletronorte	Ribeiro Gonç./Balsas	BNB	Corporate	100.00%	70,000	53,399	534	06/03/2031
Eletronorte	Lechuga/J. Teixeira	BASA	Corporate	100.00%	25,720	18,237	182	01/10/2029
Eletronorte	Substation Nobres	BNDES	Corporate	100.00%	10,000	5,837	58	03/15/2028
Eletronorte	Substation Miramar/Tucuruí	BNDES	Corporate	100.00%	31,000	19,497	195	08/15/2028
Eletronorte	Expansion of Substation Lechuga	BNDES	Corporate	100.00%	35,011	22,512	225	10/15/2028
Eletronorte	Norte Brasil Transmissora	BNDES	SPE	49.00%	514,500	427,812	4,278	12/15/2029
Eletronorte	Norte Brasil Transmissora	Issue of Debentures	SPE	49.00%	98,000	143,150	1,431	09/15/2026
Eletronorte	Linha Verde Transmissora	BASA	Corporate	100.00%	185,000	191,146	1,911	11/10/2032
Eletronorte	Manaus Transmissora	BNDES	SPE	30.00%	120,300	87,107	871	12/15/2026
Eletronorte	Estação Transmissora de Energia	BNDES	Corporate	100.00%	505,477	362,128	3,621	11/15/2028
Eletronorte	Estação Transmissora de Energia	BASA	Corporate	100.00%	221,789	202,757	2,028	10/15/2031
Eletronorte	Estação Transmissora de Energia	BASA	Corporate	100.00%	221,789	200,563	2,006	07/10/2031
Eletronorte	Rio Branco Transmissora	BNDES	Corporate	100.00%	138,000	100,142	1,001	03/15/2027
Eletronorte	Transmissora Matogrossense Energia	BASA	SPE	49.00%	39,200	33,937	339	02/01/2029
Eletronorte	Transmissora Matogrossense Energia	BNDES	SPE	49.00%	42,777	26,571	266	05/15/2026
Eletronorte	Brasventos Miassaba 3	BNDES	SPE	24.50%	30,984	25,105	251	10/15/2029
Eletronorte	Belo Monte Transmissora de Energia S. A.	State Grid Brazil S.A.	Corporate	100.00%	294,700	350,782	3,508	07/28/2029
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	429,894	4,299	08/15/2032
Eletronorte	Belo Monte Transmissora de Energia S. A.	BNDES - TRANSFER	SPE	24.50%	214,375	226,383	2,264	08/15/2032
Eletronorte	Norte Energia	BNDES	SPE	19.98%	2,697,300	3,197,993	31,980	01/15/2042
Eletronorte	Norte Energia	CEF	SPE	19.98%	1,398,600	1,748,032	17,480	01/15/2042
Eletronorte	Norte Energia	BTG Pactual	SPE	19.98%	399,600	499,438	4,994	01/15/2042
Eletronorte	Implementation of PAR and PMIS	BNDES	Corporate	100.00%	361,575	278,875	2,789	12/15/2023
Eletronorte	Porto Velho Transmissora de Energia	BNDES	Corporate	100.00%	283,411	229,148	2,291	08/15/2028
Eletronorte	Reinforcement of the Working Capital Structure	CEF	Corporate	100.00%	400,000	229,154	2,292	04/30/2019
Eletronorte	HPP Sinop	BNDES	SPE	24.50%	256,270	227,483	2,275	06/15/2038
Eletronorte	Reinforcement of the Working Capital Structure 2	CEF	Corporate	100.00%	500,000	479,420	4,794	03/30/2021

Company	Project	Financing Bank	Method	Shareholding of the Subsidiary	Value of Financing	Outstanding balance on 12/31/2017	Balance of the Guarantor of Eletrobras	Guarantee End Date
Eletronuclear	Angra III	BNDES	Corporate	100.00%	6,181,048	3,650,440	36,504	06/15/2036
Chesf	ESBR	BNDES	SPE	20.00%	727,000	881,525	8,815	01/15/2034
Chesf	ESBR	BNDES	SPE	20.00%	232,500	238,775	2,388	01/15/2035
Chesf	ESBR	BNDES - TRANSFER	SPE	20.00%	717,000	864,743	8,647	01/15/2034
Chesf	ESBR	BNDES - TRANSFER	SPE	20.00%	232,500	236,695	2,367	01/15/2035
Chesf	Manaus Transmissora	BNDES	SPE	19.50%	78,195	56,619	566	12/15/2026
Chesf	Norte Energia	BNDES	SPE	15.00%	2,025,000	2,400,896	24,009	01/15/2042
Chesf	Norte Energia	CEF	SPE	15.00%	1,050,000	1,312,337	13,123	01/15/2042
Chesf	Norte Energia	BTG Pactual	SPE	15.00%	300,000	374,953	3,750	01/15/2042
Chesf	IE Madeira	BASA	SPE	24.50%	65,415	74,723	747	07/10/2032
Chesf	IE Madeira	BNDES	SPE	24.50%	455,504	338,220	3,382	02/15/2030
Chesf	IE Madeira	Issue of Debentures	SPE	24.50%	85,750	124,479	1,245	03/18/2025
Chesf	Corporate Projects Chesf 1	Banco do Brasil	Corporate	100.00%	500,000	224,218	2,242	02/28/2020
Chesf	Corporate Projects Chesf 2	CEF	Corporate	100.00%	400,000	151,105	1,511	02/27/2019
Chesf	IE Garanhuns S/A	BNDES	SPE	49.00%	175,146	139,120	1,391	12/15/2028
Chesf	Corporate Projects Chesf 3	BNDES	Corporate	100.00%	727,560	361,908	3,619	06/15/2029
Chesf	Corporate Projects Chesf 4	BNDES	Corporate	100.00%	475,454	209,493	2,095	06/15/2029
Chesf	HPP Sinop	BNDES	SPE	24.50%	256,270	227,483	2,275	06/15/2038
Chesf	Corporate Projects Chesf 5	CEF	Corporate	100.00%	200,000	188,698	1,887	09/06/2021
Furnas	HPP Batalha	BNDES	Corporate	100.00%	224,000	135,600	1,356	12/15/2025
Furnas	HPP Simplício	BNDES	Corporate	100.00%	1,034,410	586,337	5,863	07/15/2026
Furnas	HPP Baguari	BNDES	Corporate	100.00%	60,153	32,768	328	07/15/2026
Furnas	OTHER	Banco do Brasil	Corporate	100.00%	750,000	754,114	7,541	10/31/2018
Furnas	Rolagem BASA 2008	Banco do Brasil	Corporate	100.00%	208,312	208,384	2,084	12/28/2020
Furnas	Projetos de Inovação	FINEP	Corporate	100.00%	268,503	138,905	1,389	11/15/2023
Furnas	Corporate financing	Banco do Brasil	Corporate	100.00%	400,000	315,514	3,155	12/06/2023
Furnas	HPP Santo Antônio	BNDES	SPE	39.00%	1,594,159	1,951,042	19,510	03/15/2034
Furnas	HPP Santo Antônio	BNDES	SPE	39.00%	1,574,659	2,014,178	20,142	03/15/2034
Furnas	HPP Santo Antônio	BASA	SPE	39.00%	196,334	229,597	2,296	03/10/2034
Furnas	HPP Santo Antônio	Issue of Debentures	SPE	39.00%	163,800	212,214	2,122	12/27/2022
Furnas	HPP Santo Antônio	Issue of Debentures	SPE	39.00%	273,000	348,328	3,483	04/15/2024
Furnas	Centroeste de Minas	BNDES	SPE	49.00%	13,827	7,612	76	04/15/2023
Furnas	Brasventos Miassaba 3	BNDES	SPE	24.50%	30,984	25,105	251	10/15/2029
Furnas	IE Madeira	BASA	SPE	24.50%	65,415	74,723	747	07/10/2032
Furnas	IE Madeira	BNDES	SPE	24.50%	455,504	338,220	3,382	02/15/2030
Furnas	IE Madeira	Issue of Debentures	SPE	24.50%	85,750	124,479	1,245	03/18/2025
Furnas	Teles Pires	BNDES	SPE	24.50%	296,940	327,604	3,276	02/15/2036
Furnas	Teles Pires	BNDES/Banco do Brasil	SPE	24.50%	294,000	325,559	3,256	02/15/2036
Furnas	Teles Pires	Issue of Debentures	SPE	24,72%	160,680	182,006	1,820	05/30/2032
Furnas	Caldas Novas Transmissão	BNDES	SPE	49.90%	2,536	1,485	15	05/15/2023
Furnas	Caldas Novas Transmissão	BNDES	SPE	49.90%	5,536	4,287	43	03/15/2028
Furnas	Belo Monte Transmissora de Energia S. A.	State Grid Brazil S.A.	Corporate	100.00%	294,700	350,782	3,508	07/28/2029
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES	SPE	24.50%	412,825	429,894	4,299	08/15/2032
Furnas	Belo Monte Transmissora de Energia S. A.	BNDES - TRANSFER	SPE	24.50%	214,375	226,383	2,264	08/15/2032
Furnas	2012-2014 Investment Plan	BNDES	Corporate	100.00%	441,296	208,420	2,084	06/15/2029
Furnas	Empresa de Energia São Manoel	BNDES	SPE	33.33%	437,996	450,594	4,506	12/12/2038
Furnas	Empresa de Energia São Manoel	Issue of Debentures	SPE	33.33%	93,332	112,163	1,122	12/15/2018
Furnas	Corporate Projects Furnas 1	Banco do Brasil	Corporate	100.00%	50,000	50,018	500	12/28/2020
Furnas	Corporate Projects Furnas 2	Banco do Brasil	Corporate	100.00%	35,000	35,013	350	12/28/2020
Amazonas	Amazonas	Confession of Indebtedness - Petrobras/BR	Corporate	100.00%	2,405,979	4,019,441	40,194	01/30/2025
Eletroacre	Eletroacre	Confession of Indebtedness - Petrobras/BR	Corporate	100.00%	91,774	78,391	784	01/30/2025
Boa Vista	Boa Vista	Confession of Indebtedness - Petrobras/BR	Corporate	100.00%	19,320	14,125	141	12/31/2024
Cepisa	Corporate Project	CEF	Corporate	100.00%	94,906	45,499	455	07/20/2026
Ceal	Corporate Project Ceal	Banco IBM S/A	Corporate	100.00%	10,736	4,066	41	12/11/2019

Company	Project	Financing Bank	Method	Shareholding of the Subsidiary	Value of Financing	Outstanding balance on 12/31/2017	Saldo Garantidor	Guarantee End Date
Chesf	Manaus Transmissora	BASA	SPE	19.50%	48,750	59,178	592	09/16/2031
Chesf	Manaus Transmissora	BASA	SPE	19.50%	29,250	33,032	330	02/16/2029
Chesf	TDG	BNB	SPE	49.00%	29,764	26,101	261	03/30/2031
Chesf	TDG	BNB	SPE	49.00%	58,346	52,692	527	08/01/2032
Chesf	Eólica Serra das Vacas	Itau BBA e Bradesco BBI	SPE	49.00%	132,009	132,517	1,325	2017
Chesf	Eólica Serra das Vacas	Itau BBA e Bradesco BBI	SPE	49.00%	33,320	33,918	339	2017
Eletronorte	Manaus Transmissora	BASA	SPE	30.00%	75,000	91,043	910	09/16/2031
Eletronorte	Manaus Transmissora	BASA	SPE	30.00%	45,000	50,818	508	16/02/2029
Eletronorte	Belo Monte Transmissora de Energia	Issue of Debentures	SPE	24.50%	142,100	142,865	1,429	12/15/2031
Eletronuclear	Angra III	CEF	Corporate	100.00%	3,800,000	3,226,517	32,265	06/06/2038
Eletrosul	Expansion of the South Transmission System	BNDES	Corporate	100.00%	29,074	25,294	253	09/15/2029
Eletrosul	Brazil-Uruguay Interconnection	BNDES	Corporate	100.00%	21,827	18,988	190	09/15/2029
Eletrosul	Transmissora Sul Litorânea de Energia	BNDES	SPE	51.00%	252,108	225,345	2,253	02/15/2029
Furnas	Upgrade of HPP Furnas and HPP Luiz Carlos Bar	IADB	Corporate	100.00%	407,595	349,610	3,496	12/15/2031
Furnas	Belo Monte Transmissora de Energia	Issue of Debentures	SPE	24.50%	142,100	142,865	1,429	12/15/2031

Total					52,671,860	51,269,042	512,690